Commitments and Contingencies (Details)			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Mar. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Aug. 08, 2022	Feb. 25, 2021 item
Underwriting Agreement [Abstract]
Shares issued (in shares) | shares	1
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Registration Rights [Abstract]
Period for shares to become exercisable			30 days		30 days
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share) | $ / shares		$ 0.20
Payments for Underwriting Expense		$ 3,000,000.0
Deferred underwriting discount (in dollars per share) | $ / shares		$ 0.35
Deferred underwriting commissions	$ 2,616,250	$ 5,200,000	$ 2,616,250		$ 2,616,250	$ 2,616,250
Percentage of deferred underwriting commissions payable included in initial Business Combination								50.00%
Gain from settlement of deferred underwriting commissions				$ 2,600,000		$ 2,600,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Maximum [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | item									3
Over-Allotment Option [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Underwriting Agreement [Abstract]
Sale of stock underwriter option term			45 days		45 days
Shares issued (in shares) | shares		1,950,000
Over-Allotment Option [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Subsequent Event [Member]
Underwriting Agreement [Abstract]
Deferred underwriting commissions							$ 3,885,125